Additional Information - Condensed Financial Statements of Parent Company - Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Financial Statements
Net revenues	$ 5,595,107	$ 5,993,409	$ 7,613,626
Cost of revenues	4,568,881	4,994,090	6,333,643
Gross profit	1,026,226	999,319	1,279,983
Operating expenses:
General, administrative and other operating expenses	581,807	515,204	440,488
Total operating expenses	983,070	1,029,400	826,663
Income (loss) from operations	43,156	(30,081)	453,320
Other income (expenses):
Interest expense	(178,166)	(137,468)	(114,099)
Interest income	46,054	88,470	51,621
Gain (loss) on change in fair value of derivatives, net	(42,422)	(51,400)	(27,504)
Foreign exchange gain (loss), net	(16,751)	46,750	30,555
Total other expenses	(183,895)	(52,221)	(44,795)
Loss before income taxes and equity in earnings (losses) of subsidiaries and affiliates	(140,739)	(82,302)	408,525
Income tax benefit (expense)	(14,149)	16,576	(59,501)
Net income (loss) attributable to Canadian Solar Inc.	(104,126)	36,051	274,187
Reportable legal entities | Parent Company
Operating expenses:
General, administrative and other operating expenses	612	20,180	40,198
Total operating expenses	612	20,180	40,198
Income (loss) from operations	(612)	(20,180)	(40,198)
Other income (expenses):
Interest expense	(14,965)	(10,580)	(18,720)
Interest income	13,569	15,569	22,862
Gain (loss) on change in fair value of derivatives, net	(4,588)	2,700	(1,535)
Foreign exchange gain (loss), net	255	(492)	(772)
Total other expenses	(5,729)	7,197	1,835
Loss before income taxes and equity in earnings (losses) of subsidiaries and affiliates	(6,341)	(12,983)	(38,363)
Income tax benefit (expense)	(1,960)	3,780	(6,775)
Equity in earnings (losses) of subsidiaries and affiliates	(95,825)	45,254	319,325
Net income (loss) attributable to Canadian Solar Inc.	$ (104,126)	$ 36,051	$ 274,187